Additional Information Required by the Argentine Central Bank - Cash and Government Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of restricted assets [line items]
Notional amount	$ 441,780,166	$ 300,794,066
Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
Notional amount	195,223,252	51,320,184
Banco de Galicia y Bs.As. S.A.U.
Disclosure of restricted assets [line items]
For transactions in ROFEX, MAE and BYMA	87,598,988	157,239,028
For appraisals from repo transactions	21,691,472	5,702,243
For debit / credit cards transactions	109,354,431	47,628,324
For attachments	13,058	22,549
Liquid offsetting entry required to operate as CNV agent	2,091,800	1,646,946
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	0	0
Guarantees for the Regional Economies Competitiveness Program	7,844	295,433
For other transactions (includes guarantees linked to rental contracts)	236,024	403,161
Banco de Galicia y Bs.As. S.A.U. | Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
Notional amount	195,223,252	51,320,186
For surety guarantees	43,408,838	369,887,551
Banco GGAL S.A.
Disclosure of restricted assets [line items]
For transactions in ROFEX, MAE and BYMA	142,148,672	0
For appraisals from repo transactions	22,493,276	0
For debit / credit cards transactions	34,057,006	0
For attachments	653,157	0
Liquid offsetting entry required to operate as CNV agent	305,927	0
For other transactions (includes guarantees linked to rental contracts)	141,197	0
For surety guarantees	$ 114,223,237	$ 0